Annual Total Returns[BarChart] - Direxion Daily MSCI South Korea Bull 3X Shares - Direxion Daily MSCI South Korea Bull 3X Shares	2014	2015	2016	2017	2018	2019	2020
Total	(41.02%)	(32.47%)	6.28%	171.16%	(59.94%)	5.28%	49.20%